Business Combinations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Aug. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues, including revenue from affiliates	$ 148,349	$ 156,092	$ 149,332	$ 154,674	$ 169,078	$ 140,105	$ 133,217	$ 123,529			$ 608,447	$ 565,929	$ 459,153
Net income									109,396	85,831	178,387	194,337	195,227
Net income attributable to Access Midstream Partners, L.P.	24,187	50,228	51,606	52,366	66,305	48,173	41,083	38,776			178,455	194,337	195,227
Partnership Interest
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues, including revenue from affiliates											670,702	689,840	512,745
Net income											117,334	69,390	144,789
Net income attributable to Access Midstream Partners, L.P.											$ 117,861	$ 69,390	$ 144,789
Partnership Interest | Common Units
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income per unit - basic and diluted											$ 0.72	$ 0.49	$ 0.96
Partnership Interest | Subordinated Units
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income per unit - basic and diluted											$ 0.74	$ 0.49	$ 0.96